RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTY TRANSACTIONS

Related party transactions were recorded at the exchange value, which is the consideration determined and agreed to by the related parties. The Company's related parties include directors, key management and companies controlled by directors and key management.

Compensation of Key Management Personnel

Key management personnel are those persons that have authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include the directors of the Company.

The following table summarizes expenses related to key management personnel:

	Year ended	Year ended	Period ended
	September 30, 2021	September 30, 2020	September 30, 2019
	$	$	$
Professional fees	87,074	22,575	-
Research and development	772,596	26,777	-
Share-based compensation included in directors' compensation	136,612	-	-
Share-based compensation included in professional fees	23,126	-	-
Share-based compensation included in research and development	236,652	161,300	-
	1,256,060	210,652	-

See Note 8 for related party contractual obligations.